SP SmallCap 600 Pure Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
S&P SmallCap 600® Pure Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.48%	4.70%	8.46%
SP SmallCap 600 Pure Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent		8.59%	2.89%	6.53%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The S&P SmallCap 600® Pure Growth Index includes only those components of the S&P SmallCap 600® Index that exhibit strong growth characteristics (measured using sales growth, the ratio of earnings change to price, and momentum), and weights them by growth score. The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market. The S&P SmallCap 600® Index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.